EP Private Capital Fund I

Schedule of Investments

(Expressed in U.S. dollars)

As of December 31, 2025

Type (1)	Country	Industry	Issuer*	Investment Description	Interest Rate	Index	Spread	Maturity					Acquisition Date	Principal Amount/ Quantity	Cost	Fair Value(2)	Percentage of Net Assets
Common Stock	United States	Financial Services	Franklin BSP Realty Trust, Inc.	Common Equity					(3)				9/17/2025	121,898	1,281,932	1,222,637	1.43%
Common Stock	United States	Financial Services	Horizon Technology Finance Corporation	Common Equity					(3)				9/4/2025	11,393	72,167	73,485	0.09%
Common Stock	United States	Financial Services	Oxford Lane Capital Corp.	Common Equity					(3)				8/12/2025	104,224	1,444,141	1,525,839	1.78%
Common Stock	United States	Financial Services	Pasadena Private Lending, Inc.	Common Equity				12/22/2031			(5)	(7)	12/18/2025	11,681	109,130	109,130	0.13%
Common Stock	United States	Financial Services	XAI Octagon Floating Rate & Alternative Income Trust	Common Equity						(4)			9/18/2025	39,271	183,611	188,501	0.22%
Common Stock Total														288,467	3,090,981	3,119,592	3.64%
Loans and Notes	United States	Financial Services	ACRES Commercial Realty Corporation	Senior Unsecured Note	5.75%			8/15/2026		(4)		(7)	11/12/2025	1,184,000	1,158,859	1,157,979	1.35%
Loans and Notes	United States	Financial Services	Adamas Trust Inc.	Senior Unsecured Note	9.13%			4/1/2030		(4)			9/19/2025	176	4,279	4,414	0.01%
Loans and Notes	United States	Financial Services	Adamas Trust Inc.	Senior Unsecured Note	9.88%			10/1/2030		(4)			8/20/2025	285,716	7,143,369	7,391,473	8.62%
Loans and Notes	United States	Financial Services	Arbor Realty SR Inc.	Senior Unsecured Note	5.00%			12/30/2028		(4)	(5)	(7)	12/4/2025	2,670,000	2,344,579	2,354,940	2.75%
Loans and Notes	United States	Financial Services	BCP Investment Corporation	Senior Secured Note	7.75%			10/15/2030		(4)			10/10/2025	2,755,000	2,695,660	2,776,070	3.24%
Loans and Notes	United States	Financial Services	BP LPI A-1/A-2 LLC	Senior Secured Loan	8.48%	1M SOFR	4.75%	12/22/2031		(6)	(5)	(7)(10)	12/22/2025	9,280,859	9,087,247	9,086,360	10.59%
Loans and Notes	United States	Financial Services	BP LPI A-1/A-2 LLC	Senior Secured Note	13.73%	1M SOFR	10.00%	12/22/2031		(6)	(5)	(7)(10)	12/22/2025	3,176,065	3,176,065	3,176,065	3.70%
Loans and Notes	United States	Financial Services	Broadmark Realty Capital Inc.	Senior Unsecured Note	5.00%			11/15/2026		(4)		(7)	9/2/2025	2,079,000	1,994,534	1,991,436	2.32%
Loans and Notes	United States	Financial Services	BSD Capital Inc.	Senior Unsecured Note	6.62%	3M SOFR	2.66%	10/31/2027		(6)	(5)	(7)	8/8/2025	68,000	62,399	62,220	0.07%
Loans and Notes	United States	Financial Services	Carlyle Credit Income Fund	Convertible Preferred Shares	7.25%			10/30/2030		(4)	(5)	(7)	10/27/2025	10,500	9,765,000	9,864,750	11.50%
Loans and Notes	United States	Financial Services	Claros Mortgage Trust Inc.	Senior Secured Loan	8.56%	1M SOFR	4.50%	8/10/2026		(6)		(7)	10/27/2025	6,339,737	6,150,038	6,173,319	7.20%
Loans and Notes	United States	Financial Services	Great Elm Capital Corp.	Senior Unsecured Note	7.75%			12/31/2030		(4)			9/5/2025	74,857	1,834,371	1,873,446	2.18%
Loans and Notes	United States	Financial Services	Great Elm Capital Corp.	Senior Unsecured Note	8.13%			12/31/2029		(4)			10/2/2025	1,460	36,400	36,719	0.04%
Loans and Notes	United States	Financial Services	Horizon Technology Finance Corporation	Convertible Senior Unsecured Note	5.50%			9/4/2030		(4)	(5)	(7)(10)	9/4/2025	3,186,830	2,933,746	3,076,884	3.59%
Loans and Notes	United States	Financial Services	Invesco CLO Equity Fund 5, L.P.	Senior Unsecured Note	9.00%			3/14/2035		(4)	(5)	(7)(10)	10/1/2025	2,861,879	2,805,418	2,804,642	3.27%
Loans and Notes	United States	Financial Services	METROPOLITAN LEVERED PARTNERS FUND 2025 LP	Senior Secured Loan	8.20%	3M SOFR	4.50%	12/18/2031		(6)	(5)	(7)	12/18/2025	780,250	764,745	764,645	0.89%
Loans and Notes	United States	Financial Services	Oxford Lane Capital Corp.	Senior Unsecured Note	6.75%			3/31/2031		(4)			8/12/2025	3,654	86,170	88,014	0.10%
Loans and Notes	United States	Financial Services	Oxford Lane Capital Corp.	Senior Unsecured Note	7.95%			2/29/2032		(4)			8/12/2025	18,243	457,625	461,001	0.54%
Loans and Notes	United States	Financial Services	Oxford Lane Capital Corp.	Senior Unsecured Note	8.75%			6/30/2030		(4)			8/12/2025	61	1,570	1,563	0.00%
Loans and Notes	United States	Financial Services	Pasadena Private Lending, Inc.	Senior Secured Loan	13.44%	3M SOFR	9.75%	1/31/2031		(6)	(5)	(7)(10)	12/22/2025	4,109,500	3,905,126	3,943,383	4.60%
Loans and Notes	United States	Financial Services	Ready Capital Corporation	Senior Unsecured Note	5.50%			12/30/2028		(4)		(7)	8/7/2025	6,176,000	5,314,900	4,863,724	5.67%
Loans and Notes	United States	Financial Services	Ready Capital Corporation	Senior Unsecured Note	5.75%			2/15/2026		(4)			8/12/2025	9,002	223,077	225,500	0.26%
Loans and Notes	United States	Financial Services	Ready Capital Corporation	Senior Unsecured Note	6.20%			7/30/2026		(4)			8/14/2025	5,532	135,397	136,087	0.16%
Loans and Notes	United States	Financial Services	Ready Capital Corporation	Senior Unsecured Note	7.38%			7/31/2027		(4)		(7)	8/1/2025	2,953,000	2,809,499	2,776,561	3.24%
Loans and Notes	United States	Financial Services	Ready Capital Corporation	Senior Unsecured Note	9.00%			12/15/2029		(4)			8/1/2025	46,012	1,026,081	964,412	1.12%
Loans and Notes	United States	Financial Services	Sachem Capital Corp.	Senior Unsecured Note	6.00%			12/30/2026		(4)			8/5/2025	33,318	788,765	810,294	0.94%
Loans and Notes	United States	Financial Services	Sachem Capital Corp.	Senior Unsecured Note	6.00%			3/30/2027		(4)			8/5/2025	17,446	390,094	403,177	0.47%
Loans and Notes	United States	Financial Services	Sachem Capital Corp.	Senior Unsecured Note	7.13%			6/30/2027		(4)			8/5/2025	8,869	197,672	205,867	0.24%
Loans and Notes	United States	Financial Services	Sachem Capital Corp.	Senior Unsecured Note	8.00%			9/30/2027		(4)			8/5/2025	4,500	101,804	105,390	0.12%
Loans and Notes	United States	Financial Services	Velocity Commercial Capital, LLC	Senior Secured Note	7.13%			3/15/2027		(4)	(5)	(7)	8/12/2025	4,836,000	4,728,734	4,768,296	5.56%
Loans and Notes	United States	Financial Services	Velocity Commercial Capital, LLC	Senior Secured Note	9.88%			2/15/2029		(4)	(5)	(7)	8/19/2025	692,000	696,958	710,684	0.83%
Loans and Notes	United States	Financial Services Total												53,667,467	72,820,181	73,059,314	85.16%
Loans and Notes	United States	Structured Finance	ALP CFO 2025, L.P.	Senior Secured Collateralized Fund Obligation Debt, Class C Note	12.24%			7/15/2037		(4)	(5)	(7)	7/31/2025	4,143,000	4,143,000	4,223,660	4.92%
Loans and Notes	United States	Structured Finance	ALP CFO 2025, L.P.	Senior Secured Collateralized Fund Obligation Debt, Class M Note	14.00%			7/15/2037		(4)	(5)	(7)	7/30/2025	4,662,000	4,662,000	4,728,792	5.51%
Loans and Notes	United States	Structured Finance	CVC Structured Solutions 2, LLC	Senior Secured Collateralized Fund Obligation Debt, Class C Loan	12.50%	US CMT 5Y	8.75%	9/3/2040		(6)	(5)	(7)(10)	9/3/2025	824,495	713,914	839,062	0.98%
Loans and Notes	United States	Structured Finance	Dawson Rated Fund 5-R1 LP	Senior Secured Rated Feeder Fund Debt, Class B-1 Loan	9.16%	US_CMT_3Y_5Y_AVG		11/15/2040		(6)	(5)	(7)(10)	10/9/2025	671,300	671,300	671,300	0.78%
Loans and Notes	United States	Structured Finance	GCM Grosvenor Credit Secondaries Structured Note 2025, LP	Senior Secured Collateralized Fund Obligation Debt, Class C Note	11.99%	3M SOFR	8.00%	9/20/2037		(6)	(5)	(7)(10)	9/26/2025	2,569,531	2,569,531	2,569,428	3.00%
Loans and Notes	United States	Structured Finance	MOPAC Issuer, LLC	Senior Secured Collateralized Fund Obligation Debt, Class C Loan	11.81%			12/30/2050		(4)	(5)	(7)(10)	11/25/2025	1,508,100	1,508,100	1,508,159	1.76%
Loans and Notes	United States	Structured Finance Total												14,378,425	14,267,845	14,540,402	16.95%
Loans and Notes Total														68,045,892	87,088,026	87,599,716	102.11%
Preferred Stock	United States	Financial Services	Adamas Trust Inc.	Preferred Stock, Series F	6.88%					(4)			8/27/2025	17,595	389,516	393,776	0.46%
Preferred Stock	United States	Financial Services	Adamas Trust Inc.	Preferred Stock, Series M	11.28%					(4)			10/1/2025	11,359	281,538	280,340	0.33%
Preferred Stock	United States	Financial Services	Arbor Realty SR Inc.	Perpetual Preferred Equity	6.25%					(4)			8/1/2025	71,869	1,587,906	1,563,869	1.82%
Preferred Stock	United States	Financial Services	KKR Real Estate Finance Trust Inc.	Preferred Stock	6.50%					(4)			12/5/2025	1,423	25,217	25,998	0.03%
Preferred Stock	United States	Financial Services	Lument Finance Trust, Inc.	Preferred Stock	7.88%					(4)			10/2/2025	7,565	152,351	157,276	0.18%
Preferred Stock	United States	Financial Services	National Healthcare Properties, Inc.	Preferred Stock	7.38%					(4)			11/6/2025	1,340	24,177	25,688	0.03%
Preferred Stock	United States	Financial Services	National Healthcare Properties, Inc.	Preferred Stock, Series B	7.13%					(4)			8/6/2025	9,953	163,486	182,936	0.21%
Preferred Stock	United States	Financial Services	Pasadena Private Lending, Inc.	Preferred Stock	10.00%			4/20/2031		(4)	(5)	(7)	10/17/2025	2,055	2,055,000	1,928,226	2.25%
Preferred Stock	United States	Financial Services	Pasadena Private Lending, Inc.	Preferred Stock	10.00%			12/22/2031		(4)	(5)	(7)	12/22/2025	11,681	513,964	404,834	0.47%
Preferred Stock	United States	Financial Services	Ready Capital Corporation	Preferred Stock, Series E	6.50%					(4)			10/23/2025	10,878	154,720	151,966	0.18%
Preferred Stock	United States	Financial Services	Rithm Capital Corp.	Preferred Stock	10.22%	3M SOFR	5.90%			(6)			11/18/2025	148	3,712	3,783	0.00%
Preferred Stock	United States	Financial Services	Rithm Capital Corp.	Preferred Stock, Series E	8.75%					(4)			9/19/2025	796	19,693	20,330	0.02%
Preferred Stock	United States	Financial Services	Rithm Property Trust Inc.	Preferred Stock	9.88%					(4)			10/31/2025	135	3,329	3,409	0.00%
Preferred Stock	United States	Financial Services	Sachem Capital Corp.	Preferred Stock, Series A	7.75%					(4)			8/5/2025	866	13,753	15,372	0.02%
Preferred Stock Total														147,663	5,388,363	5,157,803	6.01%
Warrants	United States	Financial Services	Pasadena Private Lending, Inc.	Warrants	0.00%				(3)		(5)	(7)	10/20/2025	27,140	-	253,556	0.30%
Warrants Total														27,140	-	253,556	0.30%
						Total Investments, At Fair Value (8)								68,509,162	95,567,370	96,130,667

						Net Assets Above (Below) Fair Value of Investment										(10,340,752)
						Net Assets as of December 31, 2025 (8)										85,789,915

(*) Unless otherwise noted, the Trust is not affiliated with, nor does it "control" (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")), any of the issuers listed. In general, under the 1940 Act, the Trust would be presumed to "control" an issuer if it owned 25% or more of its voting securities.

(1) Pursuant to the terms of the credit facility agreement, a security interest in favor of the lender has been granted with respect to all investments.

(2) Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Trust’s Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act.

(3) Investment is not income producing

(4) Fixed rate investment.

(5) Investment is classified as Level III

(6) Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.

(7) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of December 31, 2025, the aggregate fair value of these securities is $74.6 million, or 87.0% of the Fund’s net assets.

(8) Amounts may not foot due to rounding

(9) Country represents the principal country of risk where the investment has exposure.

(10) This investment has an unfunded commitment as of December 31, 2025.

Reference Key:

SOFR- Secured Overnight Financing Rate

US CMT- United States Constant Maturity Treasury Rate